Consolidated Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCL [Member] [1]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2019	$ 11,131	$ 3,198	$ 127	$ 8,596	$ (1,090)	$ 300
Beginning Balance, shares at Dec. 31, 2019		303.2
Net income	677			757		(80)
Other comprehensive (loss) income	357				349	8
Shares issued on exercise of stock options	81	$ 98	(17)
Shares issued on exercise of stock options, shares		1.8
Contribution by non-controlling interests	18					18
Release of stock and stock units		$ 17	(17)
Release of stock and stock units, shares		0.5
Tax withholdings on vesting of equity awards	(13)	$ (3)		(10)
Tax withholdings on vesting of equity awards, shares		(0.2)
Repurchase and cancellation under normal course issuer bids [note 19]	(203)	$ (54)		(157)	8
Repurchase and cancellation under normal course issuer bids [note 19], shares		(5.1)
Stock-based compensation expense	35		35
Business combination	122					122
Dividends paid to non-controlling interests	(18)					(18)
Dividends paid	(467)	$ 15		(482)
Dividends paid, shares		0.3
Ending Balance at Dec. 31, 2020	11,720	$ 3,271	128	8,704	(733)	350
Ending Balance, shares at Dec. 31, 2020		300.5
Net income	1,553			1,514		39
Other comprehensive (loss) income	(161)				(170)	9
Shares issued on exercise of stock options	146	$ 175	(29)
Shares issued on exercise of stock options, shares		3.0
Contribution by non-controlling interests	8					8
Release of stock and stock units		$ 17	(17)
Release of stock and stock units, shares		0.4
Tax withholdings on vesting of equity awards	(13)	$ (2)		(11)
Tax withholdings on vesting of equity awards, shares		(0.1)
Repurchase and cancellation under normal course issuer bids [note 19]	(517)	$ (68)		(452)	3
Repurchase and cancellation under normal course issuer bids [note 19], shares		(6.1)
Stock-based compensation expense	20		20
Business combination	32					32
Dividends paid to non-controlling interests	(49)					(49)
Dividends paid	(514)	$ 10		(524)
Dividends paid, shares		0.2
Ending Balance at Dec. 31, 2021	$ 12,225	$ 3,403	$ 102	$ 9,231	$ (900)	$ 389
Ending Balance, shares at Dec. 31, 2021		297.9

[1]	AOCL is Accumulated Other Comprehensive Loss.